Note 6 - Allowance for Loan Losses and Credit Quality Information - Troubled Debt Restructurings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Troubled debt restructurings	$ 2,476	$ 3,044	$ 3,300
Residential Portfolio Segment [Member]
Troubled debt restructurings	636	685
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Troubled debt restructurings	1,110	1,210
Consumer Portfolio Segment [Member]
Troubled debt restructurings	522	758
Commercial Portfolio Segment [Member]
Troubled debt restructurings	$ 208	$ 391